                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-02
                                               --------------

Check here if Amendment [ ]; Amendment Number:___________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAR Capital Management
         -------------------------------------------
Address: One Financial Center
         -------------------------------------------
         Suite 1600
         -------------------------------------------
         Boston, MA 02111-2621
         -------------------------------------------

Form 13F File Number: 28-06766
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frederick S. Downs, Jr.
         -------------------------------------------
Title:   Vice President
         -------------------------------------------
Phone:   617-526-8900
         -------------------------------------------

Signature, Place, and Date of Signing:


 /s/ Frederick S. Downs, Jr.        Boston, MA             05-15-02
----------------------------      ----------------       ------------

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

List of Other Managers Reporting for this Manager: None

Form 13F File Number   Name

28-
   --------------------   ------------------------------------------------------

                            Form 13F SUMMARY PAGE

Report Summary:

List of Other Included Managers:        None
                                   ------------------

Number of Other Included Managers:        None
                                   ------------------

Form 13F Information Table Entry Total:   137
                                        -------------

Form 13F Information Table Value Total:      $964,705
                                        ------------------
                                            (thousands)

List of Other Included Managers:

Name and 13F file number of ALL Institutional Investment Manager with respect to which this schedule is filed (other than the one filing this report): (list in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                    FORM 13F

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                                                                                                                  (SEC USE ONLY)
As of March 31, 2002                                Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
  Item 1             Item 2          Item 3     Item 4         Item 5          Item 6               Item 7          Item 8
                                                                                                                Voting Authority
                                                                         Investment Discretion                     (Shares)
                                                                         ---------------------               ----------------------
                                                                             (b) Shared-  (c)     Managers
                                    CUSIP     Fair Market   Shrs of    (a)   As Defined  Shared-    See      (a)       (b)      (c)
 Name of Issuer    Title of Class   Number        Value     Prn Amt    Sole  in Instr. V  Other   Instr. V   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ADC
Telecommunications     Common      000886101       397       97500      X                                     97500
------------------------------------------------------------------------------------------------------------------------------------
Abercrombie &
Fitch Corporation  Class A Common  002896207     15418      500600      X                                    500600
------------------------------------------------------------------------------------------------------------------------------------
Adelphia
Communications
Corporation        Class A Common  006848105      3725      250000      X                                    250000
------------------------------------------------------------------------------------------------------------------------------------
Airtran Holdings       Common      00949P108      5445      900000      X                                    900000
------------------------------------------------------------------------------------------------------------------------------------
Alaska Air
Group Inc.             Common      011659109      6824      205000      X                                    205000
------------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminium
LTD                    Common      013716105      1982       50000      X                                     50000
------------------------------------------------------------------------------------------------------------------------------------
Amercia West
Holding
Corporation        Class B Common  023657208     14544     2597100      X                                   2597100
------------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos
Inc.                   Common      03070Q101      8019      291800      X                                    291800
------------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding
Corp               Class A Common  03072H109      8416     1296800      X                                   1296800
------------------------------------------------------------------------------------------------------------------------------------
Amtech SYS Inc.        Common      032332504       193       27600      X                                     27600
------------------------------------------------------------------------------------------------------------------------------------
Amtran Inc.            Common      03234G106      6297      449752      X                                    449752
------------------------------------------------------------------------------------------------------------------------------------
Argosy Gaming
Corporation            Common      040228108      4216      114900      X                                    114900
------------------------------------------------------------------------------------------------------------------------------------
Artesyn
Technologies Inc.      Common      043127109        98       10500      X                                     10500
------------------------------------------------------------------------------------------------------------------------------------
Authentidate
Holding
Corporation            Common      052666104        70       15276      X                                     15276
------------------------------------------------------------------------------------------------------------------------------------
BAM! Entertainment
Inc.                   Common      059361105      7002     1489810      X                                   1489810
------------------------------------------------------------------------------------------------------------------------------------
Best Buy Company
Inc                    Common      086516101     23760      300000      X                                    300000
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming
Corporation            Common      103304101       627       41700      X                                     41700
------------------------------------------------------------------------------------------------------------------------------------
Brunswick
Corporation            Common      117043109      4098      150000      X                                    150000
------------------------------------------------------------------------------------------------------------------------------------
CBL Group Inc.         Common      124830100       884       25000      X                                     25000
------------------------------------------------------------------------------------------------------------------------------------
CBRL Group Inc.        Common      12489V106      7829      275000      X                                    275000
------------------------------------------------------------------------------------------------------------------------------------
CEC Entertainment
Inc.                   Common      125137109     13869      300200      X                                    300200
------------------------------------------------------------------------------------------------------------------------------------
CKE Restaurants        Common      12561E105      5146      575000      X                                    575000
------------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing
Corporation            Common      148867104     16425      450000      X                                    450000
------------------------------------------------------------------------------------------------------------------------------------
Celadon Group Inc.     Common      150838100       199       29500      X                                     29500
------------------------------------------------------------------------------------------------------------------------------------
Charter
Communications
Inc.               Class A Common  16117M107      1172      103800      X                                    103800
------------------------------------------------------------------------------------------------------------------------------------
Cheescake
Factory Inc.           Common      163072101      1845       50000      X                                     50000
------------------------------------------------------------------------------------------------------------------------------------
Classic Vacation
Group Inc.             Common      18273V103       215      374300      X                                    374300
------------------------------------------------------------------------------------------------------------------------------------
Circuit City
Stores Inc.            Common      172737108      4059      225000      X                                    225000
------------------------------------------------------------------------------------------------------------------------------------
Corvis Corp            Common      221009103       155      124000      X                                    124000
------------------------------------------------------------------------------------------------------------------------------------
Crown Cork &
Seal Co Inc.           Common      228255105      1567      175100      X                                    175100
------------------------------------------------------------------------------------------------------------------------------------
Donegal Group Inc. Class A Common  257701201       206       21900      X                                    21900
------------------------------------------------------------------------------------------------------------------------------------
Dover Downs
Entertainment          Common      260086103      1333       82100      X                                    82100
------------------------------------------------------------------------------------------------------------------------------------
Ebookers.com           Common      278725106      1174      378800      X                                   378800
------------------------------------------------------------------------------------------------------------------------------------
Edgar Online Inc.      Common      279765101      3140      972220      X                                   972220
------------------------------------------------------------------------------------------------------------------------------------
Echostar
Communications     Class A Common  278762109     28320     1000000      X                                  1000000
------------------------------------------------------------------------------------------------------------------------------------
ELITE Information
Group Inc. Co.         Common      28659M106     13777     1220300      X                                  1220300
------------------------------------------------------------------------------------------------------------------------------------
Employee Solutions     Common      292166105                 70000      X                                    70000
------------------------------------------------------------------------------------------------------------------------------------
Engelhard
Corporation            Common      292845104      6268      202000      X                                   202000
------------------------------------------------------------------------------------------------------------------------------------
Espeed Inc.            Common      296643109       286       27000      X                                    27000
------------------------------------------------------------------------------------------------------------------------------------
Etoys Inc.             Common      297862104         2      351900      X                                   351900
------------------------------------------------------------------------------------------------------------------------------------
Expedia Inc.       Class A Common  302125109     53365      764100      X                                   764100
------------------------------------------------------------------------------------------------------------------------------------
4 Kids
Entertainment Inc.     Common      350865101      7462      374600      X                                   374600
------------------------------------------------------------------------------------------------------------------------------------
Fusion Medical
Technologies           Common      361128101      1469      150000      X                                   150000
------------------------------------------------------------------------------------------------------------------------------------
Gemstar TV Guide
Intl Inc.              Common      36866W106      2056      139000      X                                   139000
------------------------------------------------------------------------------------------------------------------------------------
Giga-Tronics Inc.      Common      375175106       166       42800      X                                    42800
------------------------------------------------------------------------------------------------------------------------------------
Glenayre
Technologies Inc.      Common      377899109       198      100000      X                                    100000
------------------------------------------------------------------------------------------------------------------------------------
Global
Technovations Inc.     Common      37939M109         3      340500      X                                    340500
------------------------------------------------------------------------------------------------------------------------------------
HPSC Inc.              Common      404264103       252       36000      X                                     36000
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.        Common      406216101     10583      620000      X                                    620000
------------------------------------------------------------------------------------------------------------------------------------
Harrahs
Entertainment Inc.     Common      413619107      4426      100000      X                                    100000
------------------------------------------------------------------------------------------------------------------------------------
Harris Interactive     Common      414549105       358      104100      X                                    104100
------------------------------------------------------------------------------------------------------------------------------------
Hexcel Corporation     Common      428291108       574      143600      X                                    143600
------------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino
Corporation        Class A Common  436132203     35594     2158500      X                                   2158500
------------------------------------------------------------------------------------------------------------------------------------
Hollywood
Entertainment
Corporation            Common      436141105     72526     4317018      X                                   4317018
------------------------------------------------------------------------------------------------------------------------------------
Hotel Reservation
Network Inc.       Class A Common  441451101     19406      329300      X                                    329300
------------------------------------------------------------------------------------------------------------------------------------
Hub Group Inc.     Class A Common  443320106       223       22500      X                                     22500
------------------------------------------------------------------------------------------------------------------------------------
ICN
Pharmaceuticals
Inc.                   Common      448924100     12700      400000      X                                    400000
------------------------------------------------------------------------------------------------------------------------------------
IMC Global Inc.        Common      449669100      5208      353100      X                                    353100
------------------------------------------------------------------------------------------------------------------------------------
Imagyn Medical
Technologies Inc.      Common      45244E100         2       78333      X                                     78333
------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical
Inds PLC               Common      452704505      4277      225000      X                                    225000
------------------------------------------------------------------------------------------------------------------------------------
Interland Inc.         Common      458727104     51200    20000000      X                                  20000000
------------------------------------------------------------------------------------------------------------------------------------
Internap Networks
Services
Corporation            Common      45884A102        53       68500      X                                     68500
------------------------------------------------------------------------------------------------------------------------------------
International
Flavors &
Fragrances Inc.        Common      459506101      6015      172000      X                                    172000
------------------------------------------------------------------------------------------------------------------------------------
International Game
Technology             Common      459902102      6232      100000      X                                    100000
------------------------------------------------------------------------------------------------------------------------------------
International
Speedway
Corporation        Class A Common  460335201      9140      200000      X                                    200000
------------------------------------------------------------------------------------------------------------------------------------
JCC Holding
Company                Common      46611Q403      1021      283568      X                                    283568
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase
& Co.                  Common      46625H100       303        8500      X                                      8500
------------------------------------------------------------------------------------------------------------------------------------
Jupiter Media
Metrix Inc             Common      48206U104        40      197577      X                                    197577
------------------------------------------------------------------------------------------------------------------------------------
Kforce.Comm Inc.       Common      493732101       396       76900      X                                     76900
------------------------------------------------------------------------------------------------------------------------------------
Lantronix Inc.         Common      516548104       168       65000      X                                     65000
------------------------------------------------------------------------------------------------------------------------------------
Learn2.com Inc.        Common      522002104         2       15428      X                                     15428
------------------------------------------------------------------------------------------------------------------------------------
Liberate
Technologies           Common      530129105       268       45000      X                                     45000
------------------------------------------------------------------------------------------------------------------------------------
Lodgenet
Entertainment
Corporation            Common      540211109     31208     1825000      X                                   1825000
------------------------------------------------------------------------------------------------------------------------------------
Lyondell
Petrochemical
Corporation            Common      552078107      2159      130000      X                                    130000
------------------------------------------------------------------------------------------------------------------------------------
Machochem
Corporation            Common      555903103       315      100000      X                                    100000
------------------------------------------------------------------------------------------------------------------------------------
Marinemax Inc.         Common      567908108      1206      100500      X                                    100500
------------------------------------------------------------------------------------------------------------------------------------
Marvel Enterprises
Inc.                   Common      57383M108       708       85800      X                                     85800
------------------------------------------------------------------------------------------------------------------------------------
MediaLink
Worldwide Inc.         Common      58445P105        54       19900      X                                     19900
------------------------------------------------------------------------------------------------------------------------------------
Mesa Air Group         Common      590479101      2285      204000      X                                    204000
------------------------------------------------------------------------------------------------------------------------------------
Mesaba Holdings
Inc.                   Common      59066B102     16006     1800500      X                                   1800500
------------------------------------------------------------------------------------------------------------------------------------
Mid Atlantic
Medical Services,
Inc.                   Common      59523C107     17100      600000      X                                    600000
------------------------------------------------------------------------------------------------------------------------------------
Monolithic System
Technology Inc.        Common      609842109       130       11300      X                                     11300
------------------------------------------------------------------------------------------------------------------------------------
Morton Industrial
Group Inc.             Common      619328107       165      220000      X                                    220000
------------------------------------------------------------------------------------------------------------------------------------
Navigant
International Inc.     Common      63935R108     15850     1093076      X                                   1093076
------------------------------------------------------------------------------------------------------------------------------------
NetBank Inc            Common      640933107       220       13000      X                                     13000
------------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. LTD       Common      654445303       365       20000      X                                     20000
------------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines
Corporation        Class A Common  667280101      2456      128800      X                                    128800
------------------------------------------------------------------------------------------------------------------------------------
On Command
Corporation            Common      682160106      7226     1588100      X                                   1588100
------------------------------------------------------------------------------------------------------------------------------------
OpenTV Corporation
CI A               Class A Common  G6754310        378       67500      X                                     67500
------------------------------------------------------------------------------------------------------------------------------------
Pacific Health
Systems Inc            Common      695112102     39104     2240900      X                                   2240900
------------------------------------------------------------------------------------------------------------------------------------
Pall Corporation       Common      696429307      2049      100000      X                                    100000
------------------------------------------------------------------------------------------------------------------------------------
Peets Coffee &
Tea Inc.               Common      705560100      2585      200100      X                                    200100
------------------------------------------------------------------------------------------------------------------------------------
Pegasus
Communications
Corporation        Class A Common  705904100      6342     2100000      X                                   2100000
------------------------------------------------------------------------------------------------------------------------------------
Pegasus
Solutions Inc.         Common      705906105      4804      259700      X                                    259700
------------------------------------------------------------------------------------------------------------------------------------
Penn National
Gaming Inc.            Common      707569109     14008      400000      X                                    400000
------------------------------------------------------------------------------------------------------------------------------------
Pharmacyclics
Incorporated           Common      716933106       195       25000      X                                     25000
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Group
Corporation            Common      719072100         2       91500      X                                     91500
------------------------------------------------------------------------------------------------------------------------------------
Physician Computer
Network                Common      71940K109                251000      X                                    251000
------------------------------------------------------------------------------------------------------------------------------------
Pixar                  Common      725811103       937       25450      X                                     25450
------------------------------------------------------------------------------------------------------------------------------------
Praxair Inc.           Common      74005P104      9598      160500      X                                    160500
------------------------------------------------------------------------------------------------------------------------------------
Predictive Systems
Inc.                   Common      74036W102       100       69000      X                                     69000
------------------------------------------------------------------------------------------------------------------------------------
Priceline.com          Common      741503106     11787     2253688      X                                   2253688
------------------------------------------------------------------------------------------------------------------------------------
Puradyn Filter
Technologies Inc.      Common      746091107      1999      493600      X                                    493600
------------------------------------------------------------------------------------------------------------------------------------
Qiagen NV              Common      N72482107      1988      133500      X                                    133500
------------------------------------------------------------------------------------------------------------------------------------
QLT Inc.               Common      746927102      2967      174000      X                                    174000
------------------------------------------------------------------------------------------------------------------------------------
Resortquest
International Inc.     Common      761183102     13003     1781200      X                                   1781200
------------------------------------------------------------------------------------------------------------------------------------
S1 Corporation         Common      78463B101       466       30200      X                                     30200
------------------------------------------------------------------------------------------------------------------------------------
Sabre Group
Holdings, Inc.         Common      785905100     64226     1375000      X                                   1375000
------------------------------------------------------------------------------------------------------------------------------------
Sapient
Corporation            Common      803062108      2112      444600      X                                    444600
------------------------------------------------------------------------------------------------------------------------------------
Sega Enterprises
LTD                    Common      815793104       134       30000      X                                     30000
------------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc.          Common      817315104      1261       65000      X                                     65000
------------------------------------------------------------------------------------------------------------------------------------
Shoneys Inc.           Common      825039100       107      300000      X                                    300000
------------------------------------------------------------------------------------------------------------------------------------
Solectron
Corporation            Common      834182107       253       32384      X                                     32384
------------------------------------------------------------------------------------------------------------------------------------
Soundview
Technology Group
Inc.                   Common      83611Q109       669      296200      X                                    296200
------------------------------------------------------------------------------------------------------------------------------------
Spanish
Broadcasting
System Inc.        Class A Common  846425882      8130      600000      X                                    600000
------------------------------------------------------------------------------------------------------------------------------------
Sportsline.com
Inc.                   Common      848934105      1412      435800      X                                    435800
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos
Inc.                   Common      857689103     53345     3203900      X                                   3203900
------------------------------------------------------------------------------------------------------------------------------------
TMP Worldwide
Inc.                   Common      872941109      2068       60000      X                                     60000
------------------------------------------------------------------------------------------------------------------------------------
Talbots Inc.           Common      874161102     13187      372500      X                                    372500
------------------------------------------------------------------------------------------------------------------------------------
Tellabs Inc.           Common      879664100       138       13228      X                                     13228
------------------------------------------------------------------------------------------------------------------------------------
TheStreet.com Inc.     Common      88368Q103       138       53200      X                                     53200
------------------------------------------------------------------------------------------------------------------------------------
Toys R Us Inc.         Common      892335100       359       20000      X                                     20000
------------------------------------------------------------------------------------------------------------------------------------
Travelocity.com
Inc.                   Common      893953109     15887      568000      X                                    568000
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospital
Inc.                   Common      89579K109     16331      475000      X                                    475000
------------------------------------------------------------------------------------------------------------------------------------
Trover Solutions
Inc.                   Common      897249108      7888     1301700      X                                   1301700
------------------------------------------------------------------------------------------------------------------------------------
Tweeter Home
Entertainment
Group Inc.             Common      901167106      3910      200000      X                                    200000
------------------------------------------------------------------------------------------------------------------------------------
UAL Corporation        Common      902549500      6536      400000      X                                    400000
------------------------------------------------------------------------------------------------------------------------------------
US Oncology Inc.       Common      90338W103     17620     2000000      X                                   2000000
------------------------------------------------------------------------------------------------------------------------------------
United
Therapeutics
Corporation            Common      91307C102      2019      150000      X                                    150000
------------------------------------------------------------------------------------------------------------------------------------
Universal Health
Services, Inc.     Class B Common  913903100      7425      180000      X                                    180000
------------------------------------------------------------------------------------------------------------------------------------
Viewpoint
Corporation            Common      92672P108       278       46001      X                                     46001
------------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal      Common      92851S204      1036       26917      X                                     26917
------------------------------------------------------------------------------------------------------------------------------------
VNU N V                Common      92856P108       476       15000      X                                     15000
------------------------------------------------------------------------------------------------------------------------------------
WABTEC Corporation     Common      929740108      1439       96000      X                                     96000
------------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc.          Common      98157D106       782      116000      X                                    116000
------------------------------------------------------------------------------------------------------------------------------------
Young
Broadcasting Inc.  Class A Common  987434107       625       25000      X                                     25000
------------------------------------------------------------------------------------------------------------------------------------
Zixit Corporation      Common      989748100       462       70900      X                                     70900


          Total Long Equities                   964705